Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total notes payable	$ 1,000,000	$ 3,000,000
Less: current portion of notes payable	(1,000,000)	(3,000,000)	$ (3,957,744)
Notes payable-long-term			150,000
Less: unamortized discounts			63,607
Total notes payable		3,000,000	4,107,744
Notes Payable One [Member]
Debt Instrument [Line Items]
Total notes payable		1,000,000	1,000,000
Notes Payable Two [Member]
Debt Instrument [Line Items]
Total notes payable		2,000,000	2,000,000
Notes Payable Three [Member]
Debt Instrument [Line Items]
Total notes payable	$ 1,000,000		850,000
Notes Payable Four [Member]
Debt Instrument [Line Items]
Total notes payable			150,000
Notes Payable Five [Member]
Debt Instrument [Line Items]
Total notes payable			171,352
Notes Payable, Payables [Member]
Debt Instrument [Line Items]
Total notes payable		$ 3,000,000	$ 4,171,350